Condensed Financial Information (Parent Company)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information (Parent Company)
MetLife, Inc.
Schedule II
Condensed Financial Information
(Parent Company Only)
December 31, 2015 and 2014
(In millions, except share and per share data)

	2015	2014
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $5,023 and $5,037, respectively)	$5,028	$5,088
Short-term investments, principally at estimated fair value	268	378
Other invested assets, at estimated fair value	830	1,336
Total investments	6,126	6,802
Cash and cash equivalents	421	443
Accrued investment income	76	46
Investment in subsidiaries	85,977	88,152
Loans to subsidiaries	1,200	1,709
Other assets	1,177	1,406
Total assets	$94,977	$98,558
Liabilities and Stockholders’ Equity
Liabilities
Payables for collateral under derivatives transactions	$227	$349
Long-term debt — unaffiliated	16,994	15,317
Long-term debt — affiliated	3,314	3,600
Collateral financing arrangements	2,797	2,797
Junior subordinated debt securities	1,748	1,748
Payables to subsidiaries	147	459
Other liabilities	1,801	2,235
Total liabilities	27,028	26,505
Stockholders’ Equity
Preferred stock, par value $0.01 per share; $2,100 aggregate liquidation preference	—	1
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,159,590,766 and 1,153,998,144 shares issued, respectively; 1,098,028,525 and 1,131,927,894 shares outstanding, respectively	12	12
Additional paid-in capital	30,749	30,543
Retained earnings	35,519	32,020
Treasury stock, at cost; 61,562,241 and 22,070,250 shares, respectively	(3,102)	(1,172)
Accumulated other comprehensive income (loss)	4,771	10,649
Total stockholders’ equity	67,949	72,053
Total liabilities and stockholders’ equity	$94,977	$98,558
See accompanying notes to the condensed financial information.
MetLife, Inc.
Schedule II
Condensed Financial Information — (continued)
(Parent Company Only)
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	2015	2014	2013
Condensed Statements of Operations
Revenues
Equity in earnings of subsidiaries	$5,985	$6,907	$4,163
Net investment income	170	371	304
Other revenues	124	128	155
Net investment gains (losses)	12	(287)	(80)
Net derivative gains (losses)	(7)	165	(99)
Total revenues	6,284	7,284	4,443
Expenses
Interest expense	1,171	1,151	1,122
Other expenses	180	197	373
Total expenses	1,351	1,348	1,495
Income (loss) before provision for income tax	4,933	5,936	2,948
Provision for income tax expense (benefit)	(377)	(373)	(420)
Net income (loss)	5,310	6,309	3,368
Less: Preferred stock dividends	116	122	122
Preferred stock repurchase premium	42	—	—
Net income (loss) available to common shareholders	$5,152	$6,187	$3,246
Comprehensive income (loss)	$(568)	$11,854	$(2,925)
See accompanying notes to the condensed financial information.

MetLife, Inc.
Schedule II
Condensed Financial Information — (continued)
(Parent Company Only)
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	2015	2014	2013
Condensed Statements of Cash Flows
Cash flows from operating activities
Net income (loss)	$5,310	$6,309	$3,368
Earnings of subsidiaries	(5,985)	(6,907)	(4,163)
Dividends from subsidiaries	2,335	2,388	2,734
Other, net	(54)	825	(74)
Net cash provided by (used in) operating activities	1,606	2,615	1,865
Cash flows from investing activities
Sales of fixed maturity securities	7,952	6,611	5,108
Purchases of fixed maturity securities	(7,957)	(7,181)	(4,795)
Sales of equity securities	—	—	13
Cash received in connection with freestanding derivatives	930	438	424
Cash paid in connection with freestanding derivatives	(510)	(281)	(465)
Sales of businesses	—	7	17
Expense paid on behalf of subsidiaries	(40)	(54)	(85)
Receipts on loans to subsidiaries	761	832	645
Issuances of loans to subsidiaries	(300)	(370)	(1,942)
Redemption of preferred stock of subsidiary	—	—	300
Returns of capital from subsidiaries	5	—	267
Capital contributions to subsidiaries	(667)	(1,262)	(748)
Net change in short-term investments	110	182	(265)
Other, net	2	101	(49)
Net cash provided by (used in) investing activities	286	(977)	(1,575)
Cash flows from financing activities
Net change in payables for collateral under derivative transactions	(122)	264	85
Long-term debt issued	2,739	1,000	994
Long-term debt repaid	(1,000)	(1,550)	(750)
Common stock issued, net of issuance costs	—	1,000	1,000
Treasury stock acquired in connection with share repurchases	(1,930)	(1,000)	—
Preferred stock issued, net of issuance costs	1,483	—	—
Repurchase of preferred stock	(1,460)	—	—
Preferred stock repurchase premium	(42)	—	—
Dividends on preferred stock	(116)	(122)	(122)
Dividends on common stock	(1,653)	(1,499)	(1,119)
Other, net	187	64	82
Net cash provided by (used in) financing activities	(1,914)	(1,843)	170
Change in cash and cash equivalents	(22)	(205)	460
Cash and cash equivalents, beginning of year	443	648	188
Cash and cash equivalents, end of year	$421	$443	$648
MetLife, Inc.
Schedule II
Condensed Financial Information — (continued)
(Parent Company Only)
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	2015	2014	2013
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest	$1,133	$1,138	$1,100
Income tax
Amounts paid to (received from) subsidiaries, net	$(226)	$(1,247)	$69
Income tax paid (received) by MetLife, Inc., net	55	385	—
Total income tax, net	$(171)	$(862)	$69
Non-cash transactions:
Dividends from subsidiaries	$—	$81	$32
Returns of capital from subsidiaries	$4,284	$6,308	$—
Capital contributions to subsidiaries	$4,120	$6,388	$121
Payables to subsidiaries for future capital contributions	$120	$445	$—
Issuance of long-term debt to subsidiary	$—	$—	$350
Issuance of loan to subsidiary	$—	$—	$350
Allocation of interest expense to subsidiary	$28	$27	$28
Allocation of interest income to subsidiary	$57	$65	$68

MetLife, Inc.
Schedule II
Notes to the Condensed Financial Information
(Parent Company Only)
1. Basis of Presentation
The condensed financial information of MetLife, Inc. (the “Parent Company”) should be read in conjunction with the consolidated financial statements of MetLife, Inc. and its subsidiaries and the notes thereto (the “Consolidated Financial Statements”). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for MetLife, Inc. Investments in subsidiaries are accounted for using the equity method of accounting.
The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.
2. Investment in Subsidiaries
In December 2015, MetLife, Inc. accrued $50 million, $45 million and $25 million in capital contributions payable to the following captive reinsurers: MRV, MRD and MRSC, respectively, which were included in payables to subsidiaries at December 31, 2015. The payables were settled for cash in February 2016. See Note 6.
In December 2014, MetLife, Inc. accrued $350 million and $95 million in capital contributions payable to MRV and MRD, respectively, which were included in payables to subsidiaries at December 31, 2014. The payables were settled for cash in February 2015.
In 2014, in connection with the mergers into MetLife USA of certain of its affiliates and a subsidiary, MetLife, Inc. recorded $5.7 billion in non-cash returns of capital from subsidiaries, including $2.0 billion of Exeter’s preferred stock, and correspondingly recorded $5.7 billion of non-cash capital contributions to subsidiaries. In November 2014, upon the consummation of the mergers, the $2.0 billion of outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.’s preferred capital stock investment was added to its common capital stock investment in MetLife USA.
3. Loans to Subsidiaries
MetLife, Inc. lends funds, as necessary, to its subsidiaries, some of which are regulated, to meet their capital requirements. Payments of interest and principal on surplus notes of regulated subsidiaries, which are subordinate to all other obligations of the issuing company, may be made only with the prior approval of the insurance department of the state of domicile.
In May 2015, American Life issued a $150 million short-term note to MetLife, Inc. which was repaid in June 2015. The short-term note bore interest at six-month LIBOR plus 1.00%.
In April 2015, American Life issued a $150 million short-term note to MetLife, Inc. which was repaid in May 2015. The short-term note bore interest at six-month LIBOR plus 0.875%.
In December 2014, American Life issued a $100 million surplus note to MetLife, Inc. The surplus note bears interest at a fixed rate of 3.17%, payable semi-annually and matures in June 2020.
In August 2014, American Life issued a $120 million short-term note to MetLife, Inc. which was repaid in December 2014. In February 2014, American Life issued a $150 million short-term note to MetLife, Inc. which was repaid in June 2014. Both short-term notes bore interest at six-month LIBOR plus 0.875%.
In December 2013, MRD issued a $350 million surplus note to MetLife, Inc. due December 2033. The surplus note bears interest at a fixed rate of 6.00%, payable semi-annually. MetLife, Inc. issued a $350 million senior note to MRD in exchange for the surplus note (see Note 4).
In July 2013, MetLife Ireland Treasury Limited (“MITL”) borrowed the Chilean peso equivalent of $1.5 billion from MetLife, Inc., which was due July 2023. The loan bore interest at a fixed rate of 8.5%, payable annually. In December, September and June 2015, MITL made loan payments of the Chilean peso equivalent of $77 million, $153 million and $231 million, respectively. In December 2014 and June 2014, MITL made loan payments of the Chilean peso equivalent of $493 million and $69 million, respectively. In December 2013, MITL made a loan payment of the Chilean peso equivalent of $245 million. At December 31, 2015, the loan was fully paid.
In January 2013, MetLife Bank both drew down and repaid $400 million under an 18-month agreement with MetLife, Inc., which bore interest at a rate of three-month LIBOR plus 1.75%. On October 29, 2013, MetLife, Inc. and MLHL agreed to terminate the agreement. There were no loans outstanding at such date.
Interest income earned on loans to subsidiaries of $91 million, $155 million and $103 million for the years ended December 31, 2015, 2014 and 2013, respectively, is included in net investment income.
4. Long-term Debt
Long-term debt outstanding was as follows:

	Interest Rates (1)			December 31,
	Range	Weighted Average	Maturity	2015	2014
				(In millions)
Senior notes — unaffiliated	1.76% - 7.72%	5.10%	2016 - 2046	$16,994	$15,317
Senior notes — affiliated	3.54% - 7.44%	4.98%	2016 - 2033	3,100	3,100
Other affiliated debt	0.96% - 1.03%	0.99%	2016	214	500
Total				$20,308	$18,917
______________

(1)	Range of interest rates and weighted average interest rates are for the year ended December 31, 2015.
See Note 12 of the Notes to the Consolidated Financial Statements for information about the issuances of senior notes - unaffiliated.
The aggregate maturities of long-term debt at December 31, 2015 for the next five years and thereafter are $1.7 billion in 2016, $1.0 billion in 2017, $1.0 billion in 2018, $1.8 billion in 2019, $587 million in 2020 and $14.2 billion thereafter.
Other Affiliated Debt
In December 2015, MetLife, Inc. repaid $286 million of affiliated long-term debt to MetLife Exchange Trust I, at maturity, in exchange for a return of capital. The long-term note bore interest at three-month LIBOR plus 0.7%.
Senior Notes – Affiliated
In June 2014, a $500 million senior note payable to MLIC matured and, subsequently, MetLife, Inc. issued a new $500 million senior note to MLIC. This note matures in June 2019 and bears interest at a fixed rate of 3.54%, payable semi-annually.
In December 2013, MetLife, Inc. issued a $350 million senior note to MRD due December 2033. The senior note bears interest at a fixed rate of 5.10%, payable semi-annually. MRD issued a $350 million surplus note to MetLife, Inc. in exchange for the senior note.
Interest Expense
Interest expense was comprised of the following:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Long-term debt — unaffiliated	$833	$809	$790
Long-term debt — affiliated	168	173	163
Collateral financing arrangements	36	35	35
Junior subordinated debt securities	134	134	134
Total	$1,171	$1,151	$1,122
See Notes 13 and 14 of the Notes to the Consolidated Financial Statements for information about the collateral financing arrangements and junior subordinated debt securities.
5. Support Agreements
MetLife, Inc. is party to various capital support commitments and guarantees with certain of its subsidiaries. Under these arrangements, MetLife, Inc. has agreed to cause each such entity to meet specified capital and surplus levels or has guaranteed certain contractual obligations.
MetLife, Inc., in connection with MRD’s reinsurance of certain universal life and term life risks, entered into capital maintenance agreements pursuant to which MetLife, Inc. agreed, without limitation as to amount, to cause the first and second protected cells of MRD to maintain total adjusted capital equal to or greater than 200% of each such protected cell’s company action level RBC, as defined in state insurance statutes. In addition, MetLife, Inc. entered into an agreement with the Delaware Department of Insurance to increase such capital maintenance threshold to 300% of each such protected cell’s company action level RBC, in the event of specified downgrades in the senior unsecured debt ratings of MetLife, Inc.
MetLife, Inc. guarantees the obligations of its subsidiary, DelAm, under a stop loss reinsurance agreement with RGA Reinsurance (Barbados) Inc. (“RGARe”), pursuant to which RGARe retrocedes to DelAm a portion of the whole life medical insurance business that RGARe assumed from American Life on behalf of its Japan operations. Also, MetLife, Inc. guarantees the obligations of its subsidiary, Missouri Reinsurance, Inc. (“MoRe”), under a retrocession agreement with RGARe, pursuant to which MoRe retrocedes certain group term life insurance liabilities (which retrocession was terminated effective as of January, 2016) and a portion of the closed block liabilities associated with industrial life and ordinary life insurance policies that it assumed from MLIC.
MetLife, Inc. guarantees the obligations of MetLife Reinsurance Company of Bermuda, Ltd. (“MrB”), a Bermuda insurance affiliate and an indirect, wholly-owned subsidiary of MetLife, Inc. under a reinsurance agreement with Mitsui Sumitomo Primary Life Insurance Co., Ltd. (“Mitsui”), a former affiliate that is now an unaffiliated third party, under which MrB reinsures certain variable annuity business written by Mitsui.
MetLife, Inc. guarantees the obligations of MrB in an aggregate amount up to $1.0 billion, under a reinsurance agreement with MetLife Europe Limited (“MEL”), under which MrB reinsured the guaranteed living benefits and guaranteed death benefits associated with certain unit-linked annuity contracts issued by MEL.
MetLife, Inc., in connection with MRV’s reinsurance of certain universal life and term life insurance risks, committed to the Vermont Department of Banking, Insurance, Securities and Health Care Administration to take necessary action to cause the three protected cells of MRV to maintain total adjusted capital in an amount that is equal to or greater than 200% of each such protected cell’s authorized control level RBC, as defined in Vermont state insurance statutes. See Note 12 of the Notes to the Consolidated Financial Statements.
MetLife, Inc., in connection with the collateral financing arrangement associated with MRC’s reinsurance of a portion of the liabilities associated with the closed block, committed to the South Carolina Department of Insurance to make capital contributions, if necessary, to MRC so that MRC may at all times maintain its total adjusted capital in an amount that is equal to or greater than 200% of the company action level RBC, as defined in South Carolina state insurance statutes as in effect on the date of determination or December 31, 2007, whichever calculation produces the greater capital requirement, or as otherwise required by the South Carolina Department of Insurance. See Note 13 of the Notes to the Consolidated Financial Statements.
MetLife, Inc., in connection with the collateral financing arrangement associated with MRSC’s reinsurance of ULSG, committed to the South Carolina Department of Insurance to take necessary action to cause MRSC to maintain the greater of capital and surplus of $250,000 or total adjusted capital in an amount that is equal to or greater than 100% of authorized control level RBC, as defined in South Carolina state insurance statutes. See Note 13 of the Notes to the Consolidated Financial Statements.
MetLife, Inc. has a net worth maintenance agreement with its insurance subsidiary, First MetLife. Under this agreement, as amended, MetLife, Inc. agreed, without limitation as to the amount, to cause First MetLife to have capital and surplus of $10 million, total adjusted capital in an amount that is equal to or greater than 150% of the company action level RBC, as defined by applicable state insurance statutes, and liquidity necessary to enable it to meet its current obligations on a timely basis.
MetLife, Inc. guarantees obligations arising from derivatives of the following subsidiaries: MrB, MetLife International Holdings, LLC and MetLife Worldwide Holdings, LLC. These subsidiaries are exposed to various risks relating to their ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. These subsidiaries use a variety of strategies to manage these risks, including the use of derivatives. Further, all of the subsidiaries’ derivatives are subject to industry standard netting agreements and collateral agreements that limit the unsecured portion of any open derivative position. On a net counterparty basis at December 31, 2015 and 2014, derivative transactions with positive mark-to-market values (in-the-money) were $583 million and $499 million, respectively, and derivative transactions with negative mark-to-market values (out-of-the-money) were $32 million and $102 million, respectively. To secure the obligations represented by the out of-the-money transactions, the subsidiaries had provided collateral to their counterparties with an estimated fair value of $32 million and $96 million at December 31, 2015 and 2014, respectively. Accordingly, unsecured derivative liabilities guaranteed by MetLife, Inc. were $0 and $6 million at December 31, 2015 and 2014, respectively.
MetLife, Inc. also guarantees the obligations of certain of its subsidiaries under committed facilities with third-party banks. See Note 12 of the Notes to the Consolidated Financial Statements.
6. Subsequent Events
On February 16, 2016, MetLife, Inc. paid, in cash, capital contributions of $50 million, $45 million and $25 million to the following captive reinsurers: MRV, MRD and MRSC, respectively, which were accrued at December 31, 2015 (see Note 2). On February 24, 2016, MetLife, Inc., paid in cash, a capital contribution of $1.5 billion to MetLife, USA.